CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($)	Total Leju Holdings Limited Shareholders' Equity (Deficit)	Ordinary Shares	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)	Subscription Receivable	Non-controlling Interests	Total
Balance at Dec. 31, 2020	$ 295,926,876	$ 136,326		$ 799,536,607	$ (498,000,567)	$ (5,695,204)	$ (50,286)	$ (1,141,916)	$ 294,784,960
Balance (in shares) at Dec. 31, 2020		136,326,020
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(150,933,535)				(150,933,535)			1,009,512	(149,924,023)
Share-based compensation	1,657,278			1,657,278					1,657,278
Vesting of restricted shares		$ 350		(350)
Vesting of restricted shares ( in shares)		349,999
Exercise of share options	258,311	$ 147		207,878			$ 50,286		258,311
Exercised ( in shares)		146,582
Disposal of non-controlling interest	75,333			75,333				(75,333)
Foreign currency translation adjustments	4,270,902					4,270,902		11,596	4,282,498
Balance at Dec. 31, 2021	151,255,165	$ 136,823		801,476,746	(648,934,102)	(1,424,302)		(196,141)	151,059,024
Balance (in shares) at Dec. 31, 2021		136,822,601
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(89,668,194)				(89,668,194)			(22,483)	(89,690,677)
Share-based compensation	1,824,367			1,824,367					1,824,367
Vesting of restricted shares		$ 350		(350)
Vesting of restricted shares ( in shares)		350,000
Foreign currency translation adjustments	(10,176,752)					(10,176,752)		(55,831)	(10,232,583)
Balance at Dec. 31, 2022	53,234,586	$ 137,173		803,300,763	(738,602,296)	(11,601,054)		(274,455)	$ 52,960,131
Balance (in shares) at Dec. 31, 2022		137,172,601							137,172,601
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(55,934,159)				(55,934,159)			161,587	$ (55,772,572)
Share-based compensation	1,765,781			1,765,781					1,765,781
Treasury Stock	(60,930)		$ (60,930)						(60,930)
Treasury Stock (in shares)			(52,334)
Vesting of restricted shares		$ 266		(266)
Vesting of restricted shares ( in shares)		266,668
Exercise of share options	39,998	$ 400		39,598					39,998
Exercised ( in shares)		399,980
Foreign currency translation adjustments	(218,765)					(218,765)		(9,538)	(228,303)
Balance at Dec. 31, 2023	$ (1,173,489)	$ 137,839	$ (60,930)	$ 805,105,876	$ (794,536,455)	$ (11,819,819)		$ (122,406)	$ (1,295,895)
Balance (in shares) at Dec. 31, 2023		137,839,249	(52,334)						137,839,249